ASSETS HELD FOR SALE (Details Narrative) - USD ($)		1 Months Ended	9 Months Ended		12 Months Ended
	Nov. 13, 2019	Nov. 17, 2020	Mar. 27, 2021	Mar. 28, 2020	Jun. 27, 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Equity consideration			$ 18,885,912	$ 50,193,938	$ 50,193,938
The Hacienda Company LLC [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Aggregate sale price	$ 3,503,843
Net loss on fair value					$ 1,459,000
Separate Agreements [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Gain on sale of membership interests			$ 332,747
Agreement Description			non-binding term sheet for the retail location located in Seaside, California for an aggregate sales price of $1,500,000 wherein $750,000 is to be paid upon the date of close in addition to $750,000 paid in equal monthly installments over twelve months through a promissory note. The transaction closed in October 2020 and the Company transferred all outstanding membership interests in PHSL, LLC. Upon deconsolidation, the Company will not have any continuing involvement with the former subsidiary. The Company recognized a loss upon sale of membership interests of $332,747 for the difference between the aggregate consideration and the book value of the assets as of the disposition date, less direct costs to sell		an aggregate sale price of $21,500,000 of which $10,000,000 was paid upon the signing of the definitive agreement subsequent to June 27, 2020, and an additional $10,000,000 due within six months following the signing of the definitive agreement. See “Note 27 - Subsequent Events” for further discussion. A non-binding term sheet was entered on June 26, 2020 in which $750,000 is to be paid upon the date of close and $750,000 paid in equal monthly installments over twelve months through a promissory note.
Aggregate sale price			$ 1,500,000
Purchase agreement [Member] | Third party [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Gain on sale of membership interests			255,391
Purchase consideration for ownership interest			3,750,000
Purchase consideration, cash consideration			3,500,000
Equity consideration			250,000
ASC 360-10 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Impairment charges					$ 53,389,260
Loss from discontinued operations					46,702,660
Realized and unrealized gain on investments					1,050,833
Impairment expense					5,635,767
July 1, 2020 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Consideration			20,000,000
Cash received			10,000,000
Additional Cash		$ 8,000,000
Secured promissory note			2,000,000
Gain on sale of membership interests			$ 12,415,479
October 17, 2019 [Member] | Third party [Member] | Old Pal [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Gain on fair value against asset held for sale					$ 2,492,822
Percentage of units outstanding (Class B)					6.90%
Percentage of units outstanding (Class B) as an investment					2.60%